Intangible Assets, Goodwill and Other (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill	$ 99,174	$ 100,051
Goodwill
Goodwill [Line Items]
Goodwill	99,174	$ 100,051
Currency translation adjustments	$ (877)